Deposits - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Deposits received from executive officers, directors, and their related interests	$ 19,700	$ 24,919
Time Deposits, $250,000 or more	$ 62,863	$ 38,539